Other (Income) Expense, Net - Summary of Other Expense, Net From Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Other (income) expense [Abstract]
Loss from equity method investment			$ 0	$ 3,750	$ 3,750	$ 21,386
Interest income	$ (66)	$ (159)	(199)	(1,359)	(1,418)	(17,990)
Interest expense	1,501	737	5,566	2,136	2,809	7,683
Other (expense) income	(2,464)	(6,366)	(2,838)	(8,230)	3,560	2,543
Total	$ (1,029)	$ (5,788)	$ 2,529	$ (3,703)	$ 8,701	$ 13,622